EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciliation of Basic and Diluted Earnings (Loss) per Common Share
The following table provides a reconciliation of basic and diluted loss per common share of Verso Paper:

	VERSO PAPER
	Three Months Ended
	March 31,
(In thousands, except per share data)	2014	2013
Net loss available to common shareholders	$(90,610)	$(38,378)
Weighted average common stock outstanding	52,677	52,492
Weighted average restricted stock	511	484
Weighted average common shares outstanding - basic	53,188	52,976
Dilutive shares from stock options	—	—
Weighted average common shares outstanding - diluted	53,188	52,976
Basic loss per share	$(1.70)	$(0.72)
Diluted loss per share	$(1.70)	$(0.72)

The following table provides a reconciliation of basic and diluted loss per common share of Verso Paper:

	VERSO PAPER
	Year Ended December 31,
(In thousands, except per share amounts)	2013	2012	2011
Net income (loss) available to common shareholders	$(111,206)	$(173,829)	$(137,061)
Weighted average common stock outstanding	52,583	52,365	52,207
Weighted average restricted stock	541	485	388
Weighted average common shares outstanding - basic	53,124	52,850	52,595
Dilutive shares from stock options	—	—	—
Weighted average common shares outstanding - diluted	53,124	52,850	52,595
Basic loss per share	$(2.09)	$(3.29)	$(2.61)
Diluted loss per share	$(2.09)	$(3.29)	$(2.61)